UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23366

(Investment Company Act File Number)

RiverNorth Opportunistic Municipal Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2020

Item 1.	Reports to Stockholders.

(a)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

RiverNorth Opportunistic Municipal Income Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	14
Notes to Financial Statements	17
Dividend Reinvestment Plan	31
Additional Information	33
Consideration and Approval of Advisory and Sub-Advisory Agreements	34

RiverNorth Opportunistic Municipal Income Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth Opportunistic Municipal Income Fund, Inc. (the “Fund”) seeks to provide current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of Federal alternative minimum tax), with a secondary objective of total return.

The Fund’s Managed Assets are allocated among two principal strategies: Tactical Municipal Closed-End Fund (“CEF”) Strategy managed by RiverNorth Capital Management, LLC (“RiverNorth”), and Municipal Bond Income Strategy managed by MacKay Shields LLC.

RiverNorth determines the portion of the Fund’s assets to allocate to each strategy and may, from time to time, adjust the allocations. The Fund may allocate between 25% to 50% of its Managed Assets to the Tactical Municipal CEF Strategy and 50% to 75% of its Managed Assets to the Municipal Bond Income Strategy.

The Tactical Municipal CEF Strategy typically invests in municipal CEFs and exchange-traded funds (“ETFs”) seeking to derive value from the discount and premium spreads associated with CEFs. The Municipal Bond Income Strategy primarily invests in municipal debt securities of any credit quality, including securities that are rated below investment grade.

HOW DID THE RIVERNORTH OPPORTUNISTIC MUNICIPAL INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE REPORTING PERIOD?

PERFORMANCE as of December 31, 2020

TOTAL RETURN(1)	Cumulative 6 Months	1 Year	Since Inception(2)(3)
RiverNorth Opportunistic Municipal Income Fund - NAV(4)	9.38%	7.61%	13.70%
RiverNorth Opportunistic Municipal Income Fund - Market Price(5)	4.84%	0.61%	8.95%
Bloomberg Barclays U.S. Municipal Bond Index(6)	3.07%	5.21%	6.87%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on October 25, 2018.
(3)	Annualized.
(4)	Performance returns are net of management fees and other Fund expenses.
(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value ("NAV").
(6)	The Bloomberg Barclays U.S. Municipal Bond Index covers the US Dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2020 is 2.02% (excluding interest on floating rate obligations). Including interest on floating rate obligations, the expense ratio is 2.34%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RMI) of $20.00 on October 25, 2018 (commencement of operations) and tracking its progress through December 31, 2020.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2020

% of Net Assets
Nuveen AMT-Free Quality Municipal Income Fund	9.30%
Nuveen Quality Municipal Income Fund	9.10%
BlackRock Liquidity Funds MuniCash	8.72%
County of Will IL, General Obligation Unlimited Bonds	6.65%
City & County of Honolulu HI, General Obligation Unlimited Bonds	6.47%
BlackRock MuniYield Quality Fund III, Inc.	4.52%
City of New York NY, General Obligation Unlimited Bonds	4.26%
Los Angeles Unified School District General Obligation Unlimited Bonds	4.21%
Livermore Valley Joint Unified School District, General Obligation Unlimited Bonds	4.17%
Macon County School District No 61 Decatur, General Obligation Unlimited Bonds	3.88%
61.28%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2020	3

RiverNorth Opportunistic Municipal Income Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

ASSET ALLOCATION as of December 31, 2020^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (53.59%)
217,535	AllianceBernstein National Municipal Income Fund, Inc.	$3,136,855
175,132	BlackRock Municipal Income Quality Trust	2,656,752
185,698	BlackRock MuniHoldings New York Quality Fund, Inc.	2,620,199
27,300	BlackRock MuniHoldings Quality Fund II, Inc.	372,645
74,351	BlackRock MuniYield New York Quality Fund, Inc.	988,125
32,515	BlackRock MuniYield Quality Fund II, Inc.	454,560
468,694	BlackRock MuniYield Quality Fund III, Inc.	6,772,628
206,810	DTF Tax-Free Income, Inc.	3,081,469
414,645	Eaton Vance Municipal Bond Fund	5,639,172
502,874	Invesco Municipal Opportunity Trust	6,446,845
122,264	Invesco Quality Municipal Income Trust	1,594,323
923,032	Nuveen AMT-Free Quality Municipal Income Fund	13,937,783
246,777	Nuveen California Quality Municipal Income Fund	3,741,139
270,386	Nuveen Dividend Advantage Municipal Income Fund	4,537,077
175,270	Nuveen Georgia Quality Municipal Income Fund	2,290,779
64,792	Nuveen Maryland Quality Municipal Income Fund	914,215
29,607	Nuveen New Jersey Municipal Value Fund	414,963
221,827	Nuveen New York AMT-Free Quality Municipal Income Fund	3,001,319
67,632	Nuveen New York Municipal Value Fund 2	1,002,983
29,881	Nuveen New York Quality Municipal Income Fund	422,816
888,026	Nuveen Quality Municipal Income Fund	13,648,960
60,462	Pioneer Municipal High Income Trust	752,147
140,289	Putnam Municipal Opportunities Trust	1,920,556

TOTAL CLOSED-END FUNDS
(Cost $70,518,762)		80,348,310

Principal Amount/Description		Rate	Maturity	Value
MUNICIPAL BONDS (78.27%)
California (13.11%)
$4,500,000	Coast Community College District, General Obligation Unlimited Bonds(a)	4.50%	08/01/39	$5,469,165
1,450,000	Folsom Cordova Unified School District, General Obligation Unlimited Bonds(a)	4.00%	10/01/44	1,637,557
5,500,000	Livermore Valley Joint Unified School District, General Obligation Unlimited Bonds(a)	4.00%	08/01/46	6,246,955
5,000,000	Los Angeles Unified School District, General Obligation Unlimited Bonds(a)	5.25%	07/01/42	6,304,450
				19,658,127

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	5

RiverNorth Opportunistic Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Colorado (8.74%)
$4,000,000	City & County of Denver Co. Airport System Revenue, Revenue Bonds(a)	5.25%	12/01/43	$4,921,360
2,920,000	Colorado Health Facilities Authority, Revenue Bonds(a)	4.00%	11/15/43	3,424,576
4,420,000	Regional Transportation District, Certificate Participation Bonds(a)	4.50%	06/01/44	4,763,080
				13,109,016
Georgia (1.97%)
2,500,000	Brookhaven Development Authority, Revenue Bonds(a)	4.00%	07/01/44	2,950,800

Hawaii (6.47%)
7,650,000	City & County of Honolulu HI, General Obligation Unlimited Bonds(a)	5.00%	09/01/42	9,702,878

Illinois (14.14%)
3,385,000	City of Chicago IL, General Obligation Unlimited Bonds	5.50%	01/01/33	3,740,797
8,125,000	County of Will IL, General Obligation Unlimited Bonds(a)	5.00%	11/15/45	9,970,838
5,000,000	Macon County School District No 61 Decatur, General Obligation Unlimited Bonds(a)	4.00%	12/01/36	5,817,800
1,500,000	State of Illinois, General Obligation Unlimited Bonds	5.00%	11/01/25	1,675,815
				21,205,250
Michigan (6.85%)
4,915,000	Detroit Downtown Development Authority, Tax Allocation Bonds(a)	5.00%	07/01/43	5,463,023
4,000,000	Michigan Finance Authority, Revenue Bonds(a)	5.25%	12/01/41	4,809,280
				10,272,303
Nevada (1.60%)
2,000,000	Las Vegas Convention & Visitors Authority, Revenue Bonds	5.00%	07/01/43	2,398,000

New Jersey (2.65%)
3,500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	4.00%	06/15/40	3,978,065

See Notes to Financial Statements.

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RiverNorth Opportunistic Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
New York (13.66%)
$5,000,000	City of New York NY, General Obligation Unlimited Bonds(a)	5.25%	03/01/35	$6,387,100
3,750,000	Metropolitan Transportation Authority, Revenue Bonds	5.00%	11/15/41	4,680,037
4,000,000	New York Power Authority, Revenue Bonds(a)	4.00%	11/15/45	4,762,600
3,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds(a)	5.00%	11/15/43	4,642,500
				20,472,237
Oklahoma (3.18%)
4,000,000	Oklahoma City Airport Trust, Revenue Bonds(a)	5.00%	07/01/43	4,765,480

Pennsylvania (3.16%)
3,750,000	Pennsylvania State University, Revenue Bonds(a)	5.00%	09/01/43	4,742,925

Puerto Rico (0.77%)
1,500,000	GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds	7.50%	08/20/40	1,153,125

Texas (0.80%)
1,000,000	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.00%	06/30/58	1,200,210

Washington (1.16%)
1,500,000	Washington State Convention Center Public Facilities District, Revenue Bonds	5.00%	07/01/58	1,738,605

TOTAL MUNICIPAL BONDS
(Cost $106,259,215)				117,347,021

Shares/Description		Value
SHORT-TERM INVESTMENTS (7.70%)

11,539,037	BlackRock Liquidity Funds MuniCash (7 Day Yield 0.01%)	$11,541,345

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,541,070)		11,541,345

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	7

RiverNorth Opportunistic Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS (139.56%)
(Cost $188,319,047)	$209,236,676

Floating Rate Note Obligations (-41.08%)(b)	(61,595,000)
Other Assets In Excess Of Liabilities (1.52%)	2,280,863
NET ASSETS (100.00%)	$149,922,539

(a)	All or a portion of the principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(b)	Face value of Floating Rate Notes issued in TOB transactions.

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
US 10 YR Note Future	(200)	March 2021	$27,615,625	$(36,365)
US Long Bond Future	(120)	March 2021	20,782,500	149,718
			$48,398,125	$113,353

See Notes to Financial Statements.

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RiverNorth Opportunistic Municipal Income Fund, Inc.

Statement of Assets and Liabilities	December 31, 2020 (Unaudited)

ASSETS:
Investments in securities:
At cost	$188,319,047
At value	$209,236,676

Cash	27,778
Deposit with broker for futures contracts	784,000
Receivable for investments sold	974,182
Interest receivable	931,538
Dividends receivable	35,638
Prepaid and other assets	5,837
Total Assets	211,995,649

LIABILITIES:
Payable for Floating Rate Note Obligations	61,595,000
Payable for interest expense and fees on Floating Rate Note Obligations	109,828
Variation margin payable	63,126
Payable for shareholder servicing	13,426
Payable to Adviser	187,966
Payable to fund accounting and administration	31,505
Payable to Transfer agency	10,463
Payable to Directors	1,864
Payable for Compliance fees	10,715
Payable for Custodian fees	13,647
Payable for Audit fees	16,118
Other payables	19,452
Total Liabilities	62,073,110
Net Assets	$149,922,539

NET ASSETS CONSIST OF:
Paid-in capital	$126,561,926
Total distributable earnings	23,360,613
Net Assets	$149,922,539

PRICING OF SHARES:
Net Assets	$149,922,539
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	6,373,268
Net asset value per share	$23.52

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	9

RiverNorth Opportunistic Municipal Income Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2020 (Unaudited)

INVESTMENT INCOME:
Interest	$1,681,564
Dividends	1,988,775
Total Investment Income	3,670,339

EXPENSES:
Investment Adviser fee	1,125,832
Accounting and Administration fees	86,855
Compliance expense	21,132
Transfer agent expenses	11,725
Interest expense and fees on Floating Rate Note Obligations	238,194
Audit expenses	16,118
Legal expenses	38,843
Custodian fees	7,292
Shareholder servicing expenses	80,234
Director expenses	58,452
Printing expenses	11,978
Insurance fee	1,715
Other expenses	23,168
Total Expenses	1,721,538
Net Investment Income	1,948,801

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	3,611,779
Futures	364,632
Net realized gain	3,976,411
Net change in unrealized appreciation/depreciation on:
Investments	6,463,168
Futures	344,722
Net change in unrealized appreciation/depreciation	6,807,890
Net Realized and Unrealized Gain on Investments and Futures Contracts	10,784,301
Net Increase in Net Assets Resulting from Operations	$12,733,102

See Notes to Financial Statements.

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RiverNorth Opportunistic Municipal Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,948,801	$3,237,514
Net realized gain	3,976,411	2,928,238
Long-term capital gains from other investment companies	–	183,397
Net change in unrealized appreciation/depreciation	6,807,890	(2,015,838)
Net increase in net assets resulting from operations	12,733,102	4,333,311

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,748,658)	(7,013,144)
Net decrease in net assets from distributions to shareholders	(4,748,658)	(7,013,144)

Net Increase/(Decrease) in Net Assets	7,984,444	(2,679,833)

NET ASSETS:
Beginning of period	141,938,095	144,617,928
End of period	$149,922,539	$141,938,095

OTHER INFORMATION:
Share Transactions:
Shares outstanding- beginning of period	6,373,268	6,373,268
Shares sold	–	–
Shares outstanding - end of period	6,373,268	6,373,268

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	11

RiverNorth Opportunistic Municipal Income Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$12,733,102
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(29,810,999)
Proceeds from disposition of investment securities	45,030,751
Amortization of premium and accretion of discount on investments, net	506,338
Net purchases of short-term investment securities	(7,316,836)
Net realized (gain)/loss on:
Investments	(3,611,779)
Net change in unrealized appreciation/depreciation on:
Investments	(6,463,168)
(Increase)/Decrease in assets:
Interest receivable	255,529
Dividends receivable	210,368
Variation margin receivable on futures contracts	87,500
Prepaid and other assets	12,405
Increase/(Decrease) in liabilities:
Variation margin payable on futures contracts	63,126
Payable for shareholder servicing	541
Payable for interest expense and fees on Floating Rate Note Obligations	(170,348)
Payable to Transfer agency	2,350
Payable to Adviser	7,577
Payable to fund accounting and administration fees	(2,423)
Payable to Directors and Officers	1,702
Payable for Audit fees	(14,882)
Payable for Compliance fees	8,632
Payable for Custodian fees	2,493
Other payables	8,456
Net cash provided by operating activities	$11,540,435

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on floating rate note obligations	$(6,920,000)
Cash distributions paid - net of distributions reinvested	(4,748,658)
Net cash used in financing activities	$(11,668,658)

Net decrease in cash and restricted cash	$(128,223)
Cash and restricted cash, beginning of year	$940,001
Cash and restricted cash, end of year	$811,778

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense and fees on floating rate note obligations	$408,542

See Notes to Financial Statements.

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RiverNorth Opportunistic Municipal Income Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2020 (Unaudited)

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Deposit with broker for futures contracts	$940,001

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$27,778
Deposit with broker for futures contracts	$784,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	13

RiverNorth Opportunistic Municipal Income Fund, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain
Total income from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(b)
Total Return - Market Price(b)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest on short term floating rate obligations)(d)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Ratios to Average Net Assets (excluding interest on short term floating rate obligations)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate
Payable for floating rate obligations (in thousands)
Asset coverage per $1,000 of floating rate obligations payable(g)

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Period October 25, 2018 (Commencement of Operations) to June 30, 2019
$22.27		$22.69		$19.96

0.31		0.51		0.35
1.68		0.17		3.02
1.99		0.68		3.37

(0.55)		(0.60)		(0.43)
(0.19)		(0.50)		–
–		–		(0.21)
(0.74)		(1.10)		(0.64)
1.25		(0.42)		2.73
$23.52		$22.27		$22.69
$21.47		$21.21		$21.34
9.38	%(c)	3.22%		17.24	%(c)
4.84	%(c)	4.53%		10.04	%(c)

$149,923		$141,938		$144,618

2.34	%(e)(f)	3.11	%(f)	3.28	%(e)(f)
2.65	%(e)(f)	2.24	%(f)	2.40	%(e)(f)

2.02	%(e)(f)	2.11	%(f)	2.09	%(e)(f)
2.97	%(e)(f)	3.24	%(f)	3.59	%(e)(f)
14	%(c)	54%		120	%(c)
$61,595		$68,515		$77,925
3,438		3,072		2,856

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	15

RiverNorth Opportunistic Municipal Income Fund, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Calculated using average shares throughout the period.
(b)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(c)	Not annualized.
(d)	Interest expense relates to the cost of tender option bond transactions (See Note 2).
(e)	Annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest) from the Fund's total assets and dividing by the outstanding debt balance.

See Notes to Financial Statements.

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RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunistic Municipal Income Fund, Inc. (the “Fund”) was organized as a Maryland corporation on July 16, 2018, pursuant to its Articles of Incorporation, which was amended and restated on October 19, 2018 (“Articles of Incorporation”). The Fund commenced operations on October 25, 2018 and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Articles of Incorporation permit the Board of Directors (the “Board” or “Directors”) to authorize and issue fifty million shares of common stock with $0.0001 par value per share. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards codification Topic 946 Financial Services – Investment Companies.

The Fund will terminate on or before October 25, 2030; provided, that if the Board believes that under then-current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date once for up to one year, and once for an additional six months. The Fund may be converted to an open-end investment company at any time if approved by the Board and the shareholders. Within twelve months prior to the termination date, the Fund may conduct a tender offer to purchase 100% of the then outstanding shares. Following the completion of the tender offer, the Fund must have at least $100 million of net assets. The Board may then eliminate the termination date and convert the Fund to a perpetual structure upon the affirmative vote of a majority of the Board.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”) and the Fund’s sub-adviser is MacKay Shields, LLC (the "Sub-Adviser"). The Fund’s primary investment objective is to seek current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2020.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed-end fund than in another, the Fund will have greater exposure to the risks of that closed-end fund.

Semi-Annual Report | December 31, 2020	17

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records securities transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method over the life of the respective securities.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRC"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the year ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2020, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are paid monthly and determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Tender Option Bonds: The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. The Fund may not invest more than 5% of its “Managed Assets” in any single TOB Issuer. Managed Assets is defined as total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

Semi-Annual Report | December 31, 2020	19

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter-term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on floating rate note obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to "Interest expense and fees on floating rate note obligations" in the Statement of Operations.

At December 31, 2020, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$96,782,367	$61,595,000

During the year ended December 31, 2020, the Fund’s average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note Obligations Outstanding	Daily Weighted Average Interest Rate
$66,742,011	0.71%

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Semi-Annual Report | December 31, 2020	21

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Investments in mutual funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Fixed income securities, including municipal bonds, are normally valued at the mean between the closing bid and asked prices provided by independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2020	23

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

The following is a summary of the inputs used at December 30, 2020 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$80,348,310	$–	$–	$80,348,310
Municipal Bonds	–	117,347,021	–	117,347,021
Short-Term Investments	11,541,345	–	–	11,541,345
Total	$91,889,655	$117,347,021	$–	$209,236,676
Other Financial Instruments**
Assets:
Future Contracts	$149,718	$–	$–	$149,718
Liabilities:
Future Contracts	$(36,365)	$–	$–	$(36,365)
Total	$113,353	$–	$–	$113,353

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Fund’s use of derivative instruments. The Fund’s investment objective not only permits the Fund to purchase investment securities, but also allow the Fund to enter into various types of derivative contracts such as futures. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk relates to the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Risk of Investing in Derivatives

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Fund is party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities.

Semi-Annual Report | December 31, 2020	25

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but instead is a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2020:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Net unrealized appreciation on futures contracts	$113,353

*	The value presented includes cumulative loss on open futures contracts; however the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin payable as of December 31, 2020.

The effect of derivative instruments on the Statement of Operations for the six-months ended December 31, 2020:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/ (Futures depreciation on futures contracts	$364,632	$344,722

The futures contracts average notional amount during the six months ended December 31, 2020, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth Opportunistic Municipal Income Fund, Inc.	$(48,929,821)

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

5. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with its investment objectives and policies. As compensation for its management services, the Fund will pay the Adviser a fee of 1.05% of the Fund’s average daily managed assets calculated as the total assets of the Fund, including assets attributable to leverage, less liabilities other than debt representing leverage and any preferred stock that may be outstanding. This fee is payable at the end of each calendar month.

MacKay Shields, LLC is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides to the Fund such investment advice as is deemed advisable and will furnish a continuous investment program for the portion of assets managed, consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.20% of the average daily managed assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”), serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, ALPS is responsible for calculating the net asset and Daily Managed Assets values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. ALPS is entitled to receive the greater of an annual minimum fee or a monthly fee based on the Fund’s average net assets, plus out-of-pocket expenses.

DST Systems Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

State Street Bank & Trust, Co. serves as the Fund’s custodian.

The Fund pays no salaries or compensation to its officers or to any interested Director affiliated with the Adviser or Sub-Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not affiliated with the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors not affiliated with the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. These fees are paid out of the Adviser's fee.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO’s compensation.

Semi-Annual Report | December 31, 2020	27

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

6. CREDIT AGREEMENT

On December 24, 2020, the Fund entered into a credit agreement for margin financing with Pershing LLC (“Credit Agreement”). The Credit Agreement permits the Fund to borrow funds that are collateralized by assets held in a special custody account held at State Street Bank pursuant to a Special Custody and Pledge Agreement. Borrowings under this arrangement bear interest at the overnight bank funding rate plus 90 basis points for a term of 60 calendar days. During the six months ended December 31, 2020, the Fund did not utilize margin financing under the Credit Agreement.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2020.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2020, was as follows:

June 30, 2020
Ordinary Income	$2,838,116
Tax-Exempt Income	3,799,494
Long-Term Capital Gain	375,534
Total	$7,013,144

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, adjusted for tender option bonds, including short-term securities at December 31, 2020, was as follows:

Cost of investments for income tax purposes	$141,347,138
Gross appreciation on investments (excess of value over tax cost)	22,354,426
Gross depreciation on investments (excess of tax cost over value)	(1,326,119)
Net unrealized appreciation on investments	$21,028,307

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2020, excluding short-term investments, were as follows:

Purchases	Sales
$29,810,999	$47,344,935

9. CAPITAL SHARE TRANSACTIONS

On October 25, 2018, 5,950,000 shares were issued in connection with the Fund’s initial public offering. Proceeds from the sale of shares was $119,000,000.

Offering costs of $254,730 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged to paid-in capital of the shares. The Adviser has agreed to pay all organization costs of the Fund and those offering costs of the Fund that exceeded $0.04 per share.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund's Automatic Dividend Reinvestment Plan, as defined within the Fund's organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

11. CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund's service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund's inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund's performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Semi-Annual Report | December 31, 2020	29

RiverNorth Opportunistic Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2020, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 14, 2021	January 15, 2021	January 29, 2021	$0.0917
February 10, 2021	February 11, 2021	February 26, 2021	$0.0917

30	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Dividend Reinvestment Plan	December 31, 2020 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of Common Shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2020	31

RiverNorth Opportunistic Municipal Income Fund, Inc.

Dividend Reinvestment Plan	December 31, 2020 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. See “U.S. Federal Income Tax Matters” below. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Additional Information	December 31, 2020 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On October 15, 2020, the Fund held a Meeting of Stockholders to consider the proposal set forth below. The following votes were recorded:

Election of Patrick W. Galley as a Director of the Fund to a three-year term to expire at the Fund’s 2023 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	5,714,440	99.27%
Withheld	41,857	0.73%
Total	5,756,297	100.00%

Election of Jerry R. Raio as a Director of the Fund to a three-year term to expire at the Fund’s 2023 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	5,668,352	98.47%
Withheld	87,945	1.53%
Total	5,756,297	100.00%

Semi-Annual Report | December 31, 2020	33

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Consideration of the Management Agreement - November 11, 2020

At a meeting of the Board held on November 11, 2020 (the “Meeting”) and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act (the “Independent Directors”)), considered the renewal of the Management Agreement between the Adviser and the Fund.1 The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three months, one-year, and since inception periods ended September 30, 2020. These returns were compared to the returns of 14 closed-end funds in FUSE Research Network, LLC’s (“FUSE”) National Municipal fund peer group. The Board noted in its review of the performance that the Fund’s performance for the 3 month, one-year and since inception periods were above or at the median for the National Municipal peer group. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

As to the comparative fee and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the National Municipal fund universe. The Board noted that the Fund’s annual net expense ratio was the highest in the National Municipal fund peer group and was higher than the median net expense ratio of the peer group. The Board also noted that the annual gross management fee for the Fund was above the median paid by the National Municipal peer funds. The Board noted the differences in the strategy used for the Fund compared to the National Municipal fund peer group.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

The Board then discussed certain supplemental information from 9 closed-end funds in FUSE’s Tactical-Flexible Allocation fund peer group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the characteristics of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were in the same range as those charged to other funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Management Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | December 31, 2020	35

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Consideration of the Sub-Advisory Agreement - November 11, 2020

At the Meeting, the Board, including the Independent Directors, considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser relative to relevant securities indices, and to other accounts managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Management Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well, given the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Management Agreement - August 12, 2020

At a meeting of the Board held on August 12, 2020 (the “Meeting”) and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act (the “Independent Directors”)), considered the renewal of the Management Agreement between the Adviser and the Fund.1 The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Semi-Annual Report | December 31, 2020	37

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the one-year period ended June 30, 2020. The Board noted in its review of the performance that the Fund’s performance was above the average price for its peer group for the one-year period. The Directors also noted that the Fund had underperformed its benchmark index for the one-year period but outperformed for the three-month and since inception periods. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

As to the comparative fee and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group universe. The Board also reviewed the Fund’s management fee and the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Management Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement - August 12, 2020

At the Meeting, the Board, including the Independent Directors, considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser relative to relevant securities indices, and to other accounts managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Management Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

Semi-Annual Report | December 31, 2020	39

RiverNorth Opportunistic Municipal Income Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well, given the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

[1]	Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board that reliance on the Relief was appropriate due to circumstances related to the current and potential effects of COVID-19, the Meeting was held telephonically.

40	(888) 848-7569 | www.rivernorth.com

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

MacKay Shields LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth Opportunistic Municipal Income Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Rivernorth Opportunistic Municipal Income Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 5, 2021

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 5, 2021